Trade receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade receivables
Trade receivables	€ 51,443	€ 42,814	€ 32,346
Allowance for doubtful accounts	(400)	(1,273)	(1,475)
Total	€ 51,043	€ 41,541	€ 30,871